Accounting policies - Levels 3 Change in Assumptions (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 MXN ($) item	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Financial instruments
Financial assets			$ 1,285,120.0	$ 1,308,730.0
Financial liabilities			(1,191,900.0)	(1,224,066.0)
Debt instruments.
Financial instruments
Financial assets			323,452.0	$ 306,643.0
Minimum | Black-Scholes model | Red Compartida
Financial instruments
Long term Fx volatility (as a percent)		11.00%
Minimum | Interest rate swaps | Forward Estimation
Financial instruments
Bid offer spread (as a percent)		0.02%
Minimum | Currency swaps | Forward Estimation
Financial instruments
Bid offer spread (as a percent)		0.03%
Maximum | Black-Scholes model | Red Compartida
Financial instruments
Long term Fx volatility (as a percent)		21.00%
Maximum | Interest rate swaps | Forward Estimation
Financial instruments
Bid offer spread (as a percent)		0.06%
Maximum | Currency swaps | Forward Estimation
Financial instruments
Bid offer spread (as a percent)		0.10%
Weighted average | Black-Scholes model | Red Compartida
Financial instruments
Long term Fx volatility (as a percent)		15.70%
Weighted average | Interest rate swaps | Forward Estimation
Financial instruments
Bid offer spread (as a percent)		0.03%
Weighted average | Currency swaps | Forward Estimation
Financial instruments
Bid offer spread (as a percent)		0.04%
Level 3 | Red Compartida
Financial instruments
Financial liabilities			(130.0)
Potential impact on consolidated income statement - Most favorable input		$ 6.9
Potential impact on consolidated income statement - Least favorable input		(41.8)
Level 3 | Cross Currency Swaps
Financial instruments
Financial assets			$ 23.0
Potential impact on consolidated income statement - Most favorable input		16.6
Potential impact on consolidated income statement - Least favorable input		$ (16.6)
Number of financial instruments | item	2
Notional amount	$ 100
Maturity period	22 years
Maximum liquidity period	20 years
Level 3 | Minimum | Foreign Currency Exchange Forwards and Plain Vanilla Fx Option [Member]
Financial instruments
Maturity period		2 years
Level 3 | Maximum | Foreign Currency Exchange Forwards and Plain Vanilla Fx Option [Member]
Financial instruments
Maturity period		5 years
Most Favorable Input, Potential Impact | Black-Scholes model | Red Compartida
Financial instruments
Long term Fx volatility (as a percent)		15.10%
Most Favorable Input, Potential Impact | Interest rate swaps | Forward Estimation
Financial instruments
Bid offer spread (as a percent)		(0.06%)
Most Favorable Input, Potential Impact | Currency swaps | Forward Estimation
Financial instruments
Bid offer spread (as a percent)		(0.10%)
Least Favorable Input, Potential Impact | Black-Scholes model | Red Compartida
Financial instruments
Long term Fx volatility (as a percent)		19.42%
Number of factors | item		2
Denominator used in estimating volatility | item		2
Percentile of movement price distribution		0.95%
Least Favorable Input, Potential Impact | Cross Currency Swaps | Forward Estimation
Financial instruments
Denominator used in estimating volatility | item		2
Difference between bid and offer quotations over designated period of time (as a percent)		0.95%
Historical period		1 year
Least Favorable Input, Potential Impact | Interest rate swaps | Forward Estimation
Financial instruments
Bid offer spread (as a percent)		0.06%
Least Favorable Input, Potential Impact | Currency swaps | Forward Estimation
Financial instruments
Bid offer spread (as a percent)		0.10%